Property and equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,821	$ 1,760	$ 309
Less accumulated depreciation	(331)	(105)	(31)
Property, plant and equipment, net	2,490	1,655	278
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	592	862	309
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,534	744	0
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	84	31	0
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35	10	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	113	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 576	$ 0	$ 0